SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

In February 2012, the Company signed capital increase agreement with Shanghai SIMAT Microelectronics Technology Co., Ltd. on the basis of investment cooperation agreement dated August 22, 2011 to acquire a 4.99% equity interest for cash of RMB10 million. Pursuant to this agreement, the Company is liable to pay the committed investment within one month after approval from authorities is obtained. In March, 2012, the Company paid the RMB10 million in accordance with such agreement.